CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
	Nov. 10, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement of changes in equity [abstract]
Number of authorized shares		25,479,728		24,983,855
Shares isssued par value		$ 0
Exercise of employee options		$ 1,000	$ 500
Reverse split of share capital	1: 8.234
Number of shares existing	181,003,584
Number of converted shares	21,983,757